Annual Total Returns	Dec. 31, 2023
Prospectus #1 | Macquarie VIP Emerging Markets Series | Standard Class
Bar Chart Table:
2014	(8.06%)
2015	(14.51%)
2016	13.93%
2017	40.55%
2018	(15.81%)
2019	22.63%
2020	25.09%
2021	(2.84%)
2022	(27.58%)
2023	13.79%
Prospectus #2 | Macquarie VIP Emerging Markets Series | Service Class
Bar Chart Table:
2014	(8.26%)
2015	(14.77%)
2016	13.68%
2017	40.22%
2018	(16.03%)
2019	22.25%
2020	24.69%
2021	(3.13%)
2022	(27.81%)
2023	13.45%
Prospectus #3 | Macquarie VIP Small Cap Value Series | Standard Class
Bar Chart Table:
2014	5.86%
2015	(6.22%)
2016	31.41%
2017	12.05%
2018	(16.72%)
2019	28.14%
2020	(1.90%)
2021	34.42%
2022	(12.09%)
2023	9.45%
Prospectus #4 | Macquarie VIP Small Cap Value Series | Service Class
Bar Chart Table:
2014	5.62%
2015	(6.46%)
2016	31.09%
2017	11.76%
2018	(16.95%)
2019	27.72%
2020	(2.18%)
2021	34.02%
2022	(12.35%)
2023	9.10%
Prospectus #5 | Macquarie VIP Fund for Income Series | Standard Class
Bar Chart Table:
2014	0.79%
2015	(1.85%)
2016	11.12%
2017	6.82%
2018	(2.58%)
2019	12.78%
2020	7.95%
2021	4.88%
2022	(11.06%)
2023	13.27%
Prospectus #5 | Macquarie VIP Growth Equity Series | Standard Class
Bar Chart Table:
2014	13.53%
2015	3.21%
2016	4.04%
2017	32.80%
2018	(3.79%)
2019	24.35%
2020	29.50%
2021	39.23%
2022	(26.60%)
2023	38.40%
Prospectus #5 | Macquarie VIP Growth and Income Series | Standard Class
Bar Chart Table:
2014	7.65%
2015	(3.12%)
2016	9.88%
2017	18.28%
2018	(10.17%)
2019	25.60%
2020	(0.46%)
2021	22.20%
2022	3.53%
2023	12.11%
Prospectus #5 | Macquarie VIP Opportunity Series | Standard Class
Bar Chart Table:
2014	5.73%
2015	(0.81%)
2016	8.26%
2017	19.00%
2018	(15.38%)
2019	30.11%
2020	10.80%
2021	23.13%
2022	(13.68%)
2023	16.30%
Prospectus #5 | Macquarie VIP Limited Duration Bond Series | Standard Class
Bar Chart Table:
2015	(0.51%)
2016	0.64%
2017	1.26%
2018	(0.22%)
2019	4.09%
2020	3.79%
2021	(0.68%)
2022	(4.19%)
2023	5.29%
Prospectus #5 | Macquarie VIP Total Return Series | Standard Class
Bar Chart Table:
2014	5.97%
2015	(1.61%)
2016	6.62%
2017	11.75%
2018	(7.65%)
2019	18.88%
2020	0.91%
2021	16.37%
2022	(10.56%)
2023	12.63%
Prospectus #5 | Macquarie VIP Investment Grade Series | Standard Class
Bar Chart Table:
2014	5.86%
2015	(0.35%)
2016	4.65%
2017	4.72%
2018	(2.03%)
2019	12.62%
2020	11.91%
2021	(0.72%)
2022	(17.06%)
2023	7.57%
Prospectus #6 | Macquarie VIP Fund for Income Series | Service Class
Bar Chart Table:
2023	12.85%
Prospectus #6 | Macquarie VIP Total Return Series | Service Class
Bar Chart Table:
2020	0.54%
2021	15.96%
2022	(10.82%)
2023	12.35%
Prospectus #6 | Macquarie VIP Investment Grade Series | Service Class
Bar Chart Table:
2020	11.57%
2021	(1.03%)
2022	(17.32%)
2023	7.37%